SHARE CAPITAL (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares
SHARE CAPITAL
Proceeds from issuance of common stock | ¥			¥ 19,594,000		¥ 11,014,000
Exercise of share option | ¥			599,000		¥ 566,000
Capital contribution from NCI	¥ 10,000	$ 1,427	10,475,000	$ 1,460
Cash dividend to NCI	¥ 1,420,000	$ 200	¥ 200,000,000	$ 27,856
At the market arrangement
SHARE CAPITAL
Issuance of common shares (in shares) | shares			320,000	320,000	201,000	201,000
Proceeds from issuance of common stock			¥ 19,960,000	$ 2,780	¥ 11,000,000	$ 1,650
Exercise of share option (in shares) | shares			11,000	11,000	16,510	16,510
Exercise of share option				$ 0	¥ 340,454,000	$ 53,580